Postretirement Plans (Tables)	12 Months Ended
Sep. 30, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations
Details of the changes in the actuarial present value of the projected benefit obligation and the fair value of plan assets for defined benefit pension plans follow:

	U.S. Plans		Non-U.S. Plans
	2014	2015	2014	2015
Projected benefit obligation, beginning	$3,863	4,336	1,269	1,330
Service cost	59	69	32	37
Interest cost	182	182	53	46
Actuarial (gain) loss	415	137	89	44
Benefits paid	(174)	(181)	(36)	(36)
Settlements	(14)	(205)	(14)	(25)
Acquisitions (Divestitures), net	—	(70)	(28)	(4)
Foreign currency translation and other	5	(5)	(35)	(144)
Projected benefit obligation, ending	$4,336	4,263	1,330	1,248

Fair value of plan assets, beginning	$4,112	4,473	899	988
Actual return on plan assets	461	(137)	106	49
Employer contributions	85	20	45	33
Benefits paid	(174)	(181)	(36)	(36)
Settlements	(14)	(205)	(14)	(25)
Acquisitions (Divestitures), net	—	(44)	—	(2)
Foreign currency translation and other	3	2	(12)	(72)
Fair value of plan assets, ending	$4,473	3,928	988	935

Net amount recognized in the balance sheet	$137	(335)	(342)	(313)

Location of net amount recognized in the balance sheet:
Noncurrent asset	$344	1	33	32
Current liability	(10)	(11)	(8)	(8)
Noncurrent liability	(197)	(325)	(367)	(337)
Net amount recognized in the balance sheet	137	(335)	(342)	(313)

Pretax accumulated other comprehensive loss	$(961)	(1,322)	(346)	(306)
Details of the changes in actuarial present value of accumulated postretirement benefit obligations follow:

	2014	2015
Benefit obligation, beginning	$278	248
Service cost	1	1
Interest cost	11	9
Actuarial (gain) loss	(12)	(12)
Benefits paid	(17)	(18)
Plan amendments	(13)	—
Divestitures	—	(15)
Benefit obligation, ending (recognized in balance sheet)	$248	213

Components Of Net Postretirement Benefits Expense
Retirement plans expense includes the following components:

	U.S. Plans			Non-U.S. Plans
	2013	2014	2015	2013	2014	2015
Defined benefit plans:
Service cost (benefits earned during the period)	$70	59	69	31	32	37
Interest cost	167	182	182	46	53	46
Expected return on plan assets	(280)	(286)	(303)	(50)	(58)	(58)
Net amortization and other	226	153	174	18	18	20
Net periodic pension expense	183	108	122	45	45	45
Defined contribution plans	113	119	111	63	59	61
Total retirement plans expense	$296	227	233	108	104	106
The components of net postretirement benefits expense for the years ended September 30 follow:

	2013	2014	2015
Service cost	$2	1	1
Interest cost	12	11	9
Net amortization	(13)	(21)	(22)
Net postretirement expense	$1	(9)	(12)